STOCKHOLDERS DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
STOCKHOLDER'S DEFICIT
Subscription payable
Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(3,096,181)

Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(3,096,181)

Schedule of issuance of convertible promissory notes
Warrant Holder	Number of Warrants	Expiration Date	Exercise Price
FirstFire Global Opportunities Fund, LLC	55,000,000	10-6-2026	110% of the opening price on the first day Company trades on Nasdaq exchange
Cavalry Investment Fund LP	13,750,000	10-13-26	110% of the opening price on the first day Company trades on Nasdaq exchange
Cavalry Fund I, LP	41,250,000	10-13-26	110% of the opening price on the first day Company trades on Nasdaq exchange
Talos Victory Fund, LLC	9,058,333	1-31-27	$.015 per share
Blue Lake Partners, LLC	9,058,333	1-31-27	$.015 per share
	128,116,666